Schedule of Investments
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.41%
Brazil–0.83%
StoneCo Ltd., Class A(a)	365,340	$22,366,115
China–4.11%
JD.com, Inc., ADR(a)	1,314,031	110,812,234
Denmark–0.31%
Ambu A/S, Class B	145,062	6,813,715
Ascendis Pharma A/S, ADR(a)	11,069	1,426,573
		8,240,288
France–11.10%
Airbus SE(a)	667,326	75,584,974
Dassault Systemes SE	38,032	8,136,983
Kering S.A.	97,803	67,529,231
LVMH Moet Hennessy Louis Vuitton SE	221,824	147,821,610
		299,072,798
Germany–2.33%
SAP SE	512,878	62,814,235
India–3.71%
DLF Ltd.	15,004,385	59,146,022
ICICI Bank Ltd., ADR	2,538,827	40,697,397
		99,843,419
Italy–0.26%
Brunello Cucinelli S.p.A.(a)	164,879	7,098,026
Japan–14.78%
Capcom Co. Ltd.	943,800	30,770,885
FANUC Corp.	127,600	30,366,908
Keyence Corp.	139,944	63,876,964
Murata Manufacturing Co. Ltd.	923,500	74,457,764
Nidec Corp.	814,500	99,495,494
Omron Corp.	479,100	37,547,277
Takeda Pharmaceutical Co. Ltd.	395,394	14,286,807
TDK Corp.	338,500	47,205,901
		398,008,000
Netherlands–0.89%
ASML Holding N.V.	27,103	16,531,171
uniQure N.V.(a)	220,068	7,414,091
		23,945,262
Spain–1.26%
Industria de Diseno Textil S.A.	1,028,525	33,903,323
Sweden–3.38%
Assa Abloy AB, Class B	1,365,237	39,205,505
Atlas Copco AB, Class A	852,835	51,926,155
		91,131,660
Switzerland–0.51%
Zur Rose Group AG(a)	36,860	13,846,744
United Kingdom–2.84%
Farfetch Ltd., Class A(a)	783,053	41,517,470
Shares		Value
United Kingdom–(continued)
Prudential PLC	1,647,776	$34,932,057
		76,449,527
United States–53.10%
Adobe, Inc.(a)	221,103	105,105,733
Agilent Technologies, Inc.	395,966	50,343,117
Alphabet, Inc., Class A(a)	131,161	270,522,186
Amazon.com, Inc.(a)	7,823	24,204,988
Analog Devices, Inc.	36,777	5,703,377
Avantor, Inc.(a)	1,252,784	36,243,041
Blueprint Medicines Corp.(a)	142,038	13,810,355
Boston Scientific Corp.(a)	357,324	13,810,573
Castle Biosciences, Inc.(a)	86,760	5,939,590
Charles River Laboratories International, Inc.(a)	40,196	11,650,007
Dun & Bradstreet Holdings, Inc.(a)	149,784	3,566,357
Electronic Arts, Inc.	168,359	22,790,758
Equifax, Inc.	223,475	40,478,027
Facebook, Inc., Class A(a)	437,264	128,787,366
Fate Therapeutics, Inc.(a)	63,273	5,216,859
Fidelity National Information Services, Inc.	249,474	35,078,539
Illumina, Inc.(a)	47,699	18,319,278
Intuit, Inc.	295,355	113,138,686
Ionis Pharmaceuticals, Inc.(a)	264,538	11,893,628
IQVIA Holdings, Inc.(a)	76,011	14,680,765
Marriott International, Inc., Class A	26,662	3,948,909
Maxim Integrated Products, Inc.	830,072	75,843,679
Microsoft Corp.	116,098	27,372,425
Nuance Communications, Inc.(a)	397,334	17,339,656
PayPal Holdings, Inc.(a)	296,623	72,031,929
Pegasystems, Inc.	125,998	14,406,611
Phathom Pharmaceuticals, Inc.(a)	239,584	8,998,775
Qualtrics International, Inc., Class A(a)	53,309	1,754,399
S&P Global, Inc.	324,085	114,359,874
Sage Therapeutics, Inc.(a)	96,139	7,196,004
Twist Bioscience Corp.(a)	12,403	1,536,236
United Parcel Service, Inc., Class B	294,894	50,129,031
Veracyte, Inc.(a)	356,906	19,183,697
Visa, Inc., Class A	131,195	27,777,917
Walt Disney Co. (The)(a)	308,693	56,960,032
		1,430,122,404
Total Common Stocks & Other Equity Interests (Cost $865,474,872)		2,677,654,035
Preferred Stocks–0.00%
India–0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	4,053,320	105,333
Money Market Funds–0.32%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c)	2,979,844	2,979,844
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(b)(c)	2,127,604	2,128,455

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(b)(c)	3,405,537	$3,405,537
Total Money Market Funds (Cost $8,513,836)		8,513,836
TOTAL INVESTMENTS IN SECURITIES—99.73% (Cost $873,988,708)		2,686,273,204
OTHER ASSETS LESS LIABILITIES–0.27%		7,173,978
NET ASSETS–100.00%		$2,693,447,182
Investment Abbreviations:
ADR	– American Depositary Receipt
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,723,917	$23,001,718	$(21,745,791)	$-	$-	$2,979,844	$208
Invesco Liquid Assets Portfolio, Institutional Class	1,231,011	16,429,799	(15,532,478)	123	-	2,128,455	110
Invesco Treasury Portfolio, Institutional Class	1,970,192	26,287,678	(24,852,333)	-	-	3,405,537	79
Total	$4,925,120	$65,719,195	$(62,130,602)	$123	$-	$8,513,836	$397

(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$22,366,115	$—	$—	$22,366,115
China	110,812,234	—	—	110,812,234
Denmark	1,426,573	6,813,715	—	8,240,288
France	—	299,072,798	—	299,072,798
Germany	—	62,814,235	—	62,814,235
India	40,802,730	59,146,022	—	99,948,752
Italy	—	7,098,026	—	7,098,026
Japan	—	398,008,000	—	398,008,000
Netherlands	7,414,091	16,531,171	—	23,945,262
Spain	—	33,903,323	—	33,903,323
Sweden	—	91,131,660	—	91,131,660
Switzerland	—	13,846,744	—	13,846,744
United Kingdom	41,517,470	34,932,057	—	76,449,527
United States	1,430,122,404	—	—	1,430,122,404
Money Market Funds	8,513,836	—	—	8,513,836
Total Investments	$1,662,975,453	$1,023,297,751	$—	$2,686,273,204
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective April 30, 2021, the name of the Fund and all references thereto changed from Invesco Oppenheimer V.I. Global Fund to Invesco V.I. Global Fund.
Invesco V.I. Global Fund